Segment Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segments [Member]
Segment Information (Details) [Line Items]
Total assets	$ 405,114	$ 431,008	$ 521,495